UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-1800

U.S. GLOBAL INVESTORS FUNDS

7900 CALLAGHAN ROAD

SAN ANTONIO, TX 78229

(Address of principal executive offices) (Zip code)

SUSAN B. MCGEE, ESQ.

7900 CALLAGHAN ROAD

SAN ANTONIO, TX 78229

(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	September 30, 2015

United States Government and Agency Obligations 94.04%	Coupon Rate %	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 30.91%
Fixed Rates:
	1.93	12/02/19	$3,984,000	$3,995,263
Variable Rates:
	0.14	07/08/16	2,000,000	1,997,412
	0.15	01/30/17	1,650,000	1,646,378
	0.18	04/27/17	10,000,000	9,970,600
				17,609,653

Federal Home Loan Bank 53.50%
Fixed Rates:
	1.10	12/22/16	10,000,000	10,073,870
	5.13	03/10/17	1,000,000	1,064,524
	0.88	09/22/17	1,500,000	1,506,122
	0.88	09/27/17	3,000,000	3,012,960
	1.13	03/29/18	750,000	754,277
	0.75	06/29/18	5,000,000	5,005,205
	1.70	07/26/18	3,000,000	3,021,411
	1.50	03/08/19	4,000,000	4,043,484
	1.22	04/11/19	2,000,000	1,985,186
				30,467,039
Tennessee Valley Authority 9.63%
Fixed Rates:
	6.25	12/15/17	2,930,000	3,270,554
	1.75	10/15/18	2,174,000	2,217,406
				5,487,960

Total United States Government and Agency Obligations				53,564,652
(cost $53,335,835)

Overnight Cash Deposit 5.73%

Wells Fargo Bank NA	0.03	10/01/15	3,265,493	3,265,493
(cost $3,265,493)

Total Investments 99.77%				56,830,145
(cost $56,601,328)
Other assets and liabilities, net 0.23%				130,945

Net Assets 100.0%				$56,961,090

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	September 30, 2015

Municipal Bonds 89.42%	Coupon Rate %	Maturity Date	Principal Amount	Value

Alabama 1.64%
Alabama Public School & College Authority	5.00	12/01/16	$290,000	$305,396
Bessemer, Alabama Electric Revenue, Refunding	3.10	12/01/21	100,000	104,860
Bessemer, Alabama Water Revenue	4.00	01/01/16	500,000	504,315
Huntsville City, Alabama Electric System Revenue	4.00	12/01/16	60,000	62,495
Jasper, Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00	06/01/16	90,000	91,530
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	362,500
Mobile Alabama, Refunding, GO Unlimited, Series B	5.00	02/15/17	45,000	47,737
				1,478,833

Alaska 0.39%
Alaska Municipal Bond Bank Authority, Unrefunded, Series A-2015	4.00	02/01/16	125,000	126,550
Alaska Municipal Bond Bank Authority, Prerefunded, Series A-2015	4.00	02/01/16	70,000	70,872
Alaska Municipal Bond Bank Authority, Prefunded, Series A	4.00	02/01/16	105,000	106,308
Valdez, Alaska, School District, GO Unlimited	4.00	06/30/17	40,000	42,352
				346,082

Arizona 1.08%
Arizona Board of Regents Certificates of Participation, Series B	4.50	06/01/16	200,000	205,496
Arizona State, Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	188,393
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	224,384
Page, Arizona, Pledged Revenue, Refunding	3.00	07/01/16	350,000	356,944
				975,217

California 3.02%
California State, GO Unlimited	5.00	03/01/32	300,000	305,835
California State, GO Unlimited	4.75	03/01/34	205,000	208,864
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,018
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	380,756
Chaffey Community College District, GO Unlimited, Series C	5.00	06/01/32	300,000	322,488
Delano, California Union High School District, Refunding, GO Unlimited, Series A	4.75	02/01/17	200,000	210,804
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H	5.00	07/01/32	200,000	212,500
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00	02/01/18	350,000	378,865
Santa Clara Valley Transportation Authority, Series A	5.00	04/01/27	370,000	395,356
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue	4.25	11/01/22	300,000	319,305
				2,739,791

Colorado 2.08%
Colorado State, Department of Transportation, Series B	5.00	12/15/15	490,000	494,934
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00	12/01/16	265,000	277,020
Pueblo County, School District No. 70, GO Unlimited	4.00	12/01/24	990,000	1,102,503
				1,874,457

Connecticut 0.64%
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00	07/01/19	395,000	442,475
Connecticut State, Refunding, GO Unlimited, Series E	5.00	12/15/18	125,000	131,829
				574,304

District of Columbia 0.67%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	300,000	348,177
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00	10/01/16	250,000	261,185
				609,362

Florida 9.72%
Broward County, Florida, Civic Arena Project, Refunding, Series A	5.00	09/01/20	500,000	519,930
Cape Coral, Florida Gas Tax Revenue, Series A	4.00	10/01/16	255,000	263,922
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	107,568
Delray Beach Florida, Utilities Tax Revenue, Refunding	5.00	06/01/23	505,000	606,475
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	323,655
Florida Gulf Coast University Financing Corp., Capital Improvement Revenue, Series B	3.00	02/01/16	365,000	368,062
Florida State Board of Education Lottery Revenue, Series B	5.00	07/01/26	100,000	108,369
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	312,807
Florida State Department of Management Services Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	571,775
Florida State Department of Management Services Certificates of Participation, Series A	5.00	08/01/24	340,000	380,851
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	326,049
Fort Pierce, Florida Stormwater Utilities Revenue	4.50	10/01/17	255,000	255,740
Hillsborough County, Florida School Board, Refunding, Series A	4.25	07/01/25	300,000	328,374
Hillsborough County, Florida School Board, Certificates of Participation, Refunding	4.00	07/01/19	100,000	105,104
Jacksonville, Florida Special Revenue, Series C	5.00	10/01/20	270,000	314,696
Kissimmee Utility Authority, Revenue, Refunding	4.00	10/01/15	475,000	475,000
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	464,875
Manatee County, Florida, Revenue, Refunding	5.00	10/01/15	420,000	420,000
Margate, Florida Water & Sewer Revenue, Refunding	4.00	10/01/19	250,000	265,520
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	430,000	504,949
Miami - Dade County, Florida School Board Foundation, Series B	5.00	11/01/31	200,000	209,500
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00	10/01/16	235,000	243,580
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00	09/01/17	225,000	233,948
Polk County, Florida School District Revenue	5.00	10/01/17	215,000	232,071
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00	10/01/16	300,000	300,000
Saint Johns County, Florida Transportation Revenue, Refunding	5.00	10/01/20	310,000	362,130
Volusia County, Florida School Board Sales Tax Revenue	4.20	10/01/16	200,000	207,290
				8,812,240

Georgia 2.35%
Atlanta Downtown Development Authority, Series A	4.25	12/01/16	250,000	255,993
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	665,364
Georgia State, Municipal Electric Authority Revenue, Unrefunded	5.50	01/01/20	80,000	85,055
Georgia State Municipal Gas Authority, Toccoa Project, Refunding	5.00	06/01/22	600,000	698,226
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates, Series A	4.50	08/01/17	150,000	160,076
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00	07/01/18	250,000	276,588
				2,141,302

Guam 0.28%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25	10/01/18	250,000	255,928

Idaho 0.29%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	225,000	261,252

Illinois 7.77%
Aurora, Illinois, GO Unlimited, Series B	3.00	12/30/15	200,000	201,202
Chicago Board of Education, GO Unlimited	5.25	12/01/19	300,000	320,367
Chicago Board of Education, Dedicated Revenues, GO Unlimited, Series F	5.00	12/01/16	300,000	305,964
Chicago, Illinois, City Colleges, GO Unlimited	5.00	01/01/17	115,000	118,027
Chicago, Illinois, Direct Access Bond, GO Unlimited, Series E-1 B	4.00	01/01/19	200,000	200,512
Chicago, Illinois, O’Hare International Airport Revenue, Third Lien, Series C	5.25	01/01/23	250,000	285,923
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	500,000	575,905
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	385,000	430,630
Du Page County School District No. 33 West Chicago, Refunding, Series B	4.00	12/01/21	1,000,000	1,106,719
Illinois Metropolitan Pier & Exposition Authority, Unrefunded (ZCB)	1.72(1)	06/15/18	415,000	392,598
Illinois Regional Transportation Authority, Series A	7.20	11/01/20	165,000	189,248
Illinois State, Refunding, GO Unlimited	5.00	01/01/16	300,000	302,988
Illinois State, GO Unlimited	5.00	03/01/16	340,000	345,685
Illinois State, GO Unlimited	5.00	05/01/18	1,000,000	1,066,009
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	274,784
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00	01/01/17	570,000	591,928
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	340,914
				7,049,403

Indiana 2.62%
Fort Wayne, Indiana Waterworks Utility Revenue	2.00	12/01/16	585,000	595,232
Indiana State Finance Authority, Refunding	5.00	07/01/16	200,000	207,008
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25	01/01/33	305,000	328,540
Merrillville Redevelopment Authority	5.00	08/15/20	350,000	401,898
Tri-Creek 2002 High School Building	5.00	07/15/19	800,000	844,415
				2,377,093

Iowa 0.68%
Johnston Community School District, GO Unlimited	4.00	06/01/16	190,000	190,494
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	425,812
				616,306

Kansas 0.56%
Kansas State Development Finance Authority Revenue	4.00	10/01/15	450,000	450,000
Sedgwick County, Kansas, Unified School District No. 266 Maize, GO Unlimited	5.00	09/01/17	50,000	54,132
				504,132

Kentucky 3.67%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00	09/01/16	215,000	222,009
Jefferson County School District Finance, Refunding, Series B	4.00	12/01/22	500,000	562,800
Kentucky Asset Liability Commission, University of Kentucky Project, Series A	5.00	10/01/15	1,000,000	1,000,000
Kentucky Asset Liability Commission, Federal Highway Trust Fund	5.00	09/01/17	450,000	484,601
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25	09/01/22	440,000	477,475
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	592,510
				3,339,395

Louisiana 3.23%
Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Series B	5.00	06/01/21	245,000	252,617
Shreveport, Louisiana, Refunding	5.00	05/01/16	2,620,000	2,688,355
				2,940,972

Massachusetts 0.25%
Stoughton, Massachusetts Public Improvement, GO Limited	4.00	05/01/17	225,000	229,703

Michigan 3.73%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38	05/01/18	105,000	104,263
Gibraltar, Michigan School District, Refunding	5.00	05/01/21	475,000	547,058
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	299,835
Michigan State Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	116,913
Michigan State Grant Anticipation Bonds	5.00	09/15/16	200,000	208,604
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	229,770
Michigan Strategic Fund, Series A	5.00	10/15/17	200,000	216,988
Portage Public Schools, School Building & Site, GO Unlimited	5.00	05/01/20	300,000	329,751
Romeo Community School District, Refunding, GO Unlimited	3.00	05/01/18	500,000	525,200
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	279,075
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	536,628
				3,394,085

Minnesota 1.32%
Chaska, Minnesota Electric Revenue, Refunding, Series A	3.00	10/01/17	535,000	557,529
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children’s Health Care, Series B	4.00	08/15/16	250,000	257,223
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Airport Revenue, Refunding, Series B	5.00	01/01/19	255,000	268,563
Royalton Independent School District No. 485, GO Unlimited, Series A	5.00	02/01/17	110,000	116,575
				1,199,890

Missouri 1.18%
Jackson County, Missouri, Special Obligation Refunding, Truman Sports Complex Project	5.00	12/01/18	215,000	241,432
Kansas City, Missouri Water Revenue, Series F	4.00	12/01/22	250,000	288,035
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00	04/01/17	250,000	263,263
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	268,225
				1,060,955

Nevada 0.12%
Clark County, Nevada, GO Limited	5.00	11/01/18	100,000	104,950

New Hampshire 0.71%
New Hampshire, Federal Highway Grant Anticipation Bonds	5.00	09/01/17	200,000	216,050
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	426,680
				642,730

New Jersey 3.65%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Limited	4.00	11/01/18	500,000	427,085
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00	06/01/17	150,000	152,637
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	265,562
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63	09/01/18	400,000	436,104
New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding	5.00	12/15/18	710,000	753,587
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00	07/01/19	215,000	237,708
New Jersey Transportation Trust Fund Authority, Series A	5.00	06/15/16	440,000	452,456
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	591,845
				3,316,984

New Mexico 0.80%
Clayton, New Mexico, Jail Project Revenue	4.00	11/01/17	235,000	238,382
Los Alamos County, New Mexico, Sales Tax Revenue	5.75	06/01/16	470,000	486,600
				724,982

New York 6.84%
Arlington Central School District, GO Unlimited	5.00	12/15/25	1,000,000	1,201,549
Buffalo, New York, Refunding, Series C	4.00	12/01/15	400,000	402,376
Ithaca, New York, Refunding, GO Limited, Series A	3.00	01/15/16	750,000	756,000
Long Island Power Authority Revenue, New York Electric Systems, Series E	5.00	12/01/17	330,000	345,791
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	539,242
Metropolitan Transportation Authority, Series D	5.00	11/15/15	375,000	377,231
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	383,982
New York State Dormitory Authority, Series A	2.00	10/01/15	500,000	500,000
New York State Dormitory Authority, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00	01/15/17	300,000	316,536
North Castle, New York, Public Improvement, GO Unlimited	3.88	12/01/22	210,000	223,222
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	503,846
Sodus, New York Central School District, Refunding, GO Unlimited	3.00	06/15/18	640,000	672,013
				6,221,788

North Carolina 3.03%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	230,310
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,170,259
North Carolina State, Capital Improvement Limited Obligation, Series 2011A	5.00	05/01/16	300,000	308,214
North Carolina State Grant Anticipation, Series 2015	5.00	03/01/16	590,000	601,080
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	440,544
				2,750,407

Ohio 1.38%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding	5.25	09/15/22	130,000	159,916
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	678,834
Marion County, Ohio, Variable Refunding, GO Limited	4.00	12/01/20	150,000	155,757
Springfield City School District, GO Unlimited	3.75	12/01/15	250,000	251,438
				1,245,945

Oklahoma 0.77%
Edmond Public Works Authority, Revenue, Refunding	5.00	07/01/23	300,000	354,807
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	347,601
				702,408

Oregon 0.25%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	200,000	226,510

Pennsylvania 2.98%
Allegheny County, Pennsylvania Sanitary Authority	5.00	06/01/19	700,000	791,623
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50	08/01/18	295,000	326,615
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project, Series A	5.10	07/01/20	140,000	154,067
Muhlenberg Township, Pennsylvania, GO Unlimited	3.00	11/01/17	280,000	289,559
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	698,663
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	441,852
				2,702,379

Rhode Island 0.28%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00	06/15/17	250,000	257,715

South Carolina 1.27%
Piedmont Municipal Power Agency, Series A-3	5.00	01/01/16	150,000	151,725
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	675,420
Spartanburg County, South Carolina Sanitation Sewer District, Series A	3.50	03/01/19	300,000	322,329
				1,149,474

Tennessee 0.80%
Haywood County, Tennessee, GO Unlimited	4.05	06/01/27	475,000	486,813
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00	05/01/20	200,000	231,876
				718,689

Texas 12.88%
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	149,975
Addison, Texas Certificates of Obligation, GO Unlimited	4.00	02/15/20	250,000	266,365
Annetta, Texas Certificates of Obligation, GO Limited	4.00	08/01/16	200,000	205,954
Beaumont Independent School District, GO Unlimited	5.00	02/15/23	1,000,000	1,057,299
Brownwood Independent School District, GO Unlimited	4.00	02/15/24	730,000	815,060
Center, Texas Certificates of Obligation, GO Limited (ZCB)	3.44(1)	02/15/20	150,000	137,115
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	125,000	129,764
Conroe Independent School District, GO Unlimited	4.00	02/15/17	55,000	57,623
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	350,000	398,822
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded	4.50	10/01/19	60,000	64,694
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded	4.50	10/01/19	165,000	176,887
Forney, Texas, GO Limited	5.00	02/15/27	500,000	531,045
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50	08/15/25	180,000	191,551
Garland, Texas, GO Limited	5.00	02/15/25	650,000	749,548
Goose Creek, Texas Independent School District, GO Unlimited, Series A	5.25	02/15/18	370,000	393,650
Grand Prairie, Texas Independent School District, Refunding, GO Unlimited (ZCB)	4.92(1)	08/15/16	400,000	392,668
Greenville, Texas Independent School District, Refunding, GO Unlimited	4.00	08/15/17	120,000	123,731
Harris County, Texas Municipal Utility District No. 382, GO Unlimited	3.00	04/01/22	305,000	314,833
Houston, Texas Combined Utility System Revenue, Prerefunded	5.00	11/15/27	150,000	163,691
Houston, Texas, Hotel Occupancy Tax, Prerefunded, Series B	5.00	09/01/19	250,000	260,500
Houston, Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00	09/01/19	45,000	46,672
Katy, Texas Independent School District, School Building, GO Unlimited, Series D	4.50	02/15/19	325,000	330,184
Laredo, Texas, Waterworks & Sewer System Revenue	4.25	03/01/18	100,000	104,668
Lavaca-Navidad River Authority, Series A	4.00	08/01/22	270,000	299,722
Lavaca-Navidad River Authority, Series B	4.00	08/01/22	420,000	466,234
Lockhart, Texas Certificates of Obligation	4.00	08/01/23	830,000	929,831
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	585,605
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	333,378
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	462,244
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10	08/15/27	400,000	433,728
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	90,000	93,801
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	98,590
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	368,214
Texas Municipal Power Agency Revenue, Refunding	5.00	09/01/17	250,000	269,915
Travis County, Texas, GO Limited	1.50	03/01/16	250,000	251,388
				11,654,949

Utah 1.55%
Salt Lake County, Utah, Westminster College Project Revenue	5.00	10/01/24	235,000	246,496
Tooele City, Utah Municipal Building Authority, Municipal Building Authority Lease Revenue, Refunding	3.75	12/01/17	285,000	286,351
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50	05/15/19	500,000	541,700
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	328,323
				1,402,870

Washington 2.39%
Kennewick, Washington, Refunding, GO Limited	4.00	12/01/16	470,000	488,762
Kent, Washington, Refunding, GO Limited	2.00	12/01/15	400,000	401,200
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	950,000	1,114,872
Washington State Health Care Facilities Authority, Seattle Children’s Hospital Project	5.00	10/01/17	150,000	161,231
				2,166,065

Wisconsin 2.55%
Milwaukee, Wisconsin Sewerage System Revenue, Series S5	5.00	06/01/23	500,000	605,575
New Holstein, Wisconsin Electric System Revenue	4.25	05/01/18	270,000	276,045
Waunakee Community School District, Series A	5.00	04/01/18	250,000	275,105
Wisconsin State Health & Educational Facilities Authority, Luther Hospital Project	5.00	11/15/21	1,000,000	1,132,749
Wisconsin State, Refunding, GO Unlimited, Series 2	4.13	11/01/16	25,000	25,411
				2,314,885

Total Municipal Bonds				81,084,432
(cost $79,902,521)

Overnight Cash Deposit 9.86%

Wells Fargo Bank NA	0.03	10/01/15	8,944,549	8,944,549
(cost $8,944,549)

Total Investments 99.28%				90,028,981
(cost $88,847,070)
Other assets and liabilities, net 0.72%				656,823

Net Assets 100.0%				$90,685,804

(1) Represents Yield on zero coupon bond.

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2015

Common Stocks 84.84%	Shares	Value

Aerospace/Defense 4.26%
Boeing Co.	1,600	$209,520
General Dynamics Corp.	1,900	262,105
Lockheed Martin Corp.	400	82,924
Northrop Grumman Corp.	1,600	265,520
		820,069
Airlines 1.05%
Delta Air Lines, Inc.	4,500	201,915

Applications Software 1.10%
Microsoft Corp.	4,800	212,448

Athletic Footwear 2.55%
NIKE, Inc., Class B	4,000	491,880

Automotive Truck Parts & Equipment 1.58%
Delphi Automotive plc	4,000	304,160

Beverages - Non-alcoholic 1.65%
Coca-Cola Enterprises, Inc.	1,500	72,525
PepsiCo, Inc.	2,600	245,180
		317,705
Cable/Satellite TV 0.75%
Time Warner Cable, Inc.	800	143,496

Chemicals - Diversified 2.29%
Dow Chemical Co.	5,700	241,680
LyondellBasell Industries N.V., Class A	2,400	200,064
		441,744
Chemicals-Specialty 0.18%
Sigma-Aldrich Corp.	250	34,730

Commercial Services - Finance 3.47%
MasterCard, Inc., Class A	4,900	441,588
Total System Services, Inc.	5,000	227,150
		668,738
Computer Services 2.61%
Accenture plc, Class A	4,500	442,170
Computer Sciences Corp.	1,000	61,380
		503,550
Computers 2.98%
Apple, Inc.	5,200	573,560

Consumer Products - Miscellaneous 0.36%
Clorox Co.	600	69,318

Containers - Metal/Glass 0.16%
Ball Corp.	500	31,100

Cosmetics & Toiletries 1.01%
Procter & Gamble Co.	2,700	194,238

Cruise Lines 1.47%
Carnival Corp.	5,700	283,290

Data Processing/Management 1.94%
Broadridge Financial Solutions, Inc.	2,500	138,375
Fidelity National Information Services, Inc.	3,500	234,780
		373,155
Dental Supplies & Equipment 0.26%
DENTSPLY International, Inc.	1,000	50,570

Diagnostic Equipment 1.33%
Danaher Corp.	3,000	255,630

Disposable Medical Products 0.39%
CR Bard, Inc.	400	74,524

Diversified Banking Institutions 4.12%
Citigroup, Inc.	8,000	396,880
JPMorgan Chase & Co.	6,500	396,305
		793,185
Electric - Integrated 0.40%
Public Service Enterprise Group, Inc.	1,000	42,160
Xcel Energy, Inc.	1,000	35,410
		77,570
Electronic Components - Semiconductors 4.11%
Avago Technologies Ltd.	3,200	400,032
NVIDIA Corp.	4,000	98,600
Texas Instruments, Inc.	4,200	207,984
Xilinx, Inc.	2,000	84,800
		791,416
Finance - Credit Card 2.35%
Visa, Inc., Class A	6,500	452,790

Finance - Investment Banker/Broker 1.41%
Charles Schwab Corp.	9,500	271,320

Finance - Other Services 0.92%
Intercontinental Exchange, Inc.	300	70,497
Nasdaq, Inc.	2,000	106,660
		177,157

Food - Miscellaneous/Diversified 0.79%
Campbell Soup Co.	3,000	152,040

Life/Health Insurance 1.48%
Prudential Financial, Inc.	3,000	228,630
Torchmark Corp.	1,000	56,400
		285,030
Medical - Biomedical/Gene 1.12%
Gilead Sciences, Inc.	2,200	216,018

Medical - Drugs 5.23%
Abbott Laboratories	5,600	225,232
AbbVie, Inc.	6,500	353,665
Johnson & Johnson	2,400	224,040
Pfizer, Inc.	6,500	204,165
		1,007,102
Medical - HMO 5.76%
Aetna, Inc.	3,000	328,230
Anthem, Inc.	2,600	364,000
UnitedHealth Group, Inc.	3,600	417,636
		1,109,866
Medical - Hospitals 0.39%
Universal Health Services, Class B	600	74,886

Medical Instruments 1.08%
St. Jude Medical, Inc.	3,300	208,197

Medical Products 0.34%
Stryker Corp.	700	65,870

Multi-line Insurance 2.43%
Assurant, Inc.	1,000	79,010
Cincinnati Financial Corp.	1,500	80,700
Hartford Financial Services Group, Inc.	1,500	68,670
XL Group plc	6,600	239,712
		468,092
Networking Products 1.09%
Cisco Systems, Inc.	8,000	210,000

Non-hazardous Waste Disposal 1.43%
Republic Services, Inc., Class A	6,700	276,040

Office Supplies & Forms 0.15%
Avery Dennison Corp.	500	28,285

Oil - Field Services 1.36%
Baker Hughes, Inc.	1,200	62,448
Schlumberger Ltd.	2,900	200,013
		262,461
Oil Companies - Integrated 1.04%
Exxon Mobil Corp.	2,700	200,745

Oil Refining & Marketing 0.16%
Valero Energy Corp.	500	30,050

Property/Casualty Insurance 0.48%
Progressive Corp.	3,000	91,920

REITs - Storage 0.88%
Public Storage	800	169,304

Retail - Building Products 0.90%
Home Depot, Inc.	1,500	173,235

Retail - Computer Equipment 1.28%
GameStop Corp., Class A	6,000	247,260

Retail - Consumer Electronics 0.31%
Best Buy Companies, Inc.	1,600	59,392

Retail - Discount 2.04%
Target Corp.	2,600	204,516
Wal-Mart Stores, Inc.	2,900	188,036
		392,552
Retail - Drug Store 2.00%
CVS Health Corp.	4,000	385,920

Retail - Restaurants 1.48%
Starbucks Corp.	5,000	284,200

Super-Regional Banks - US 3.82%
Fifth Third Bancorp	11,000	208,010
Huntington Bancshares, Inc.	28,000	296,800
PNC Financial Services Group, Inc.	2,600	231,920
		736,730
Telephone - Integrated 1.13%
Verizon Communications, Inc.	5,000	217,550

Tobacco 0.57%
Altria Group, Inc.	2,000	108,800

Toys 1.42%
Hasbro, Inc.	3,800	274,132

Total Common Stocks		16,344,935
(cost $16,708,381)

Rights 0.04%

Food - Retail 0.04%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	7,307	*#@
Property Development Centers, LLC, Contingent Value Right	7,200	351	*#@

Total Rights		7,658
(cost $–)

Overnight Cash Deposit 17.43%	Principal Amount

Wells Fargo Bank NA, 0.03%, maturity 10/01/15	$3,358,444	3,358,444
(cost $3,358,444)

Total Investments 102.31%		19,711,037
(cost $20,066,825)
Other assets and liabilities, net (2.31)%		(445,707)

Net Assets 100.0%		$19,265,330

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2015

Common Stocks 86.58%	Shares	Value

Aerospace/Defense 3.06%
Boeing Co.	5,000	$654,750
National Presto Industries, Inc.	1,500	126,390
Northrop Grumman Corp.	300	49,785
Spirit AeroSystems Holdings, Inc., Class A	9,000	435,060	*
		1,265,985
Aerospace/Defense - Equipment 0.35%
Orbital ATK, Inc.	2,000	143,740

Airlines 2.98%
Alaska Air Group, Inc.	5,000	397,250
Allegiant Travel Co., Class A	600	129,750
Delta Air Lines, Inc.	10,000	448,700
JetBlue Airways Corp.	10,000	257,700	*
		1,233,400
Applications Software 1.47%
Paycom Software, Inc.	17,000	610,470	*

Athletic Footwear 2.97%
NIKE, Inc., Class B	10,000	1,229,700

Beverages - Wine/Spirits 0.60%
Constellation Brands, Inc., Class A	2,000	250,420

Building Products - Cement/Aggregates 2.11%
U.S. Concrete, Inc.	9,000	430,110	*
Vulcan Materials Co.	5,000	446,000
		876,110
Cable/Satellite TV 1.00%
Time Warner Cable, Inc.	2,300	412,551

Coal 0.00%
Pacific Coal Resources Ltd.	39,830	448	*

Commercial Banks - Eastern US 1.99%
Signature Bank	6,000	825,360	*

Commercial Banks - Southern US 3.42%
Bank of the Ozarks, Inc.	12,000	525,120
Home BancShares, Inc.	22,000	891,000
		1,416,120
Commercial Banks - Western US 1.56%
Western Alliance Bancorp	21,000	644,910	*

Commercial Services - Finance 6.83%
Global Payments, Inc.	1,250	143,412
MasterCard, Inc., Class A	7,000	630,840
Moody’s Corp.	8,000	785,600
PayPal Holdings, Inc.	15,000	465,600	*
Sabre Corp.	18,000	489,240
Total System Services, Inc.	3,000	136,290
Vantiv, Inc., Class A	4,000	179,680	*
		2,830,662
Computer Services 2.42%
Cognizant Technology Solutions Corp., Class A	16,000	1,001,760	*

Computers 2.93%
Apple, Inc.	11,000	1,213,300

Computers - Integrated Systems 0.13%
Jack Henry & Associates, Inc.	800	55,688

Consumer Products - Miscellaneous 0.27%
Central Garden & Pet Co., Class A	7,000	112,770	*

Containers - Metal/Glass 0.15%
Ball Corp.	1,000	62,200

Data Processing/Management 0.46%
Fiserv, Inc.	2,200	190,542	*

E-Commerce/Products 2.22%
Amazon.com, Inc.	1,800	921,402	*

E-Commerce/Services 1.56%
Expedia, Inc.	5,500	647,240

Electric - Generation 0.50%
Pacific Power Generation Corp. (RS)	349,057	206,013	*#@

Electric - Integrated 0.16%
Consolidated Edison, Inc.	1,000	66,850

Electronic Components - Semiconductors 1.36%
Avago Technologies Ltd.	4,500	562,545

Energy - Alternate Sources 0.08%
Pacific Green Energy Corp. (RS)	100,000	32,170	*#@

Enterprise Software/Services 0.47%
Tyler Technologies, Inc.	1,300	194,103	*

Entertainment Software 2.41%
Activision Blizzard, Inc.	17,000	525,130
Electronic Arts, Inc.	7,000	474,250	*
		999,380
Food - Flour & Grain 0.71%
Post Holdings, Inc.	5,000	295,500	*

Food - Meat Products 0.31%
Hormel Foods Corp.	2,000	126,620

Food - Miscellaneous/Diversified 0.53%
Cal-Maine Foods, Inc.	4,000	218,440

Gold Mining 0.00%
Gran Colombia Gold Corp.	1,116	188	*

Internet Content - Entertainment 2.17%
Facebook, Inc., Class A	10,000	899,000	*

Internet Security 0.34%
VeriSign, Inc.	2,000	141,120	*

Machinery - General Industrial 2.59%
Middleby Corp.	6,000	631,140	*
Wabtec Corp.	5,000	440,250
		1,071,390
Medical - Biomedical/Gene 4.18%
Cambrex Corp.	13,000	515,840	*
Gilead Sciences, Inc.	8,000	785,520
NewLink Genetics Corp.	12,000	430,080	*
		1,731,440
Medical - HMO 5.78%
Aetna, Inc.	6,000	656,460
Health Net, Inc.	2,000	120,440	*
Molina Healthcare, Inc.	3,500	240,975	*
UnitedHealth Group, Inc.	10,000	1,160,100
WellCare Health Plans, Inc.	2,500	215,450	*
		2,393,425
Medical - Hospitals 2.24%
African Medical Investments plc	1,000,000	0	*#@
HCA Holdings, Inc.	12,000	928,320	*
		928,320
Medical - Outpatient/Home Medical 0.90%
Amsurg Corp.	2,500	194,275	*
LHC Group, Inc.	4,000	179,080	*
		373,355
Medical Instruments 1.72%
Edwards Lifesciences Corp.	5,000	710,850	*

Miscellaneous Manufacturing 0.16%
AptarGroup, Inc.	1,000	65,960

Multi-line Insurance 1.33%
American Financial Group, Inc.	8,000	551,280

Office Supplies & Forms 0.27%
Avery Dennison Corp.	2,000	113,140

Oil Companies - Exploration & Production 0.35%
Callon Petroleum Co.	20,000	145,800	*

Oil Refining & Marketing 0.44%
Tesoro Corp.	700	68,068
Valero Energy Corp.	1,000	60,100
Western Refining, Inc.	1,200	52,944
		181,112
Physician Practice Management 0.56%
MEDNAX, Inc.	3,000	230,370	*

Property/Casualty Insurance 2.44%
Hanover Insurance Group, Inc.	2,000	155,400
Navigators Group, Inc.	1,000	77,980	*
Progressive Corp.	4,000	122,560
Selective Insurance Group, Inc.	2,000	62,120
Universal Insurance Holdings, Inc.	20,000	590,800
		1,008,860
Real Estate Management/Services 0.97%
Jones Lang LaSalle, Inc.	2,800	402,556

Real Estate Operating/Development 0.71%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	293,711	*#@

Reinsurance 0.13%
RenaissanceRe Holdings Ltd.	500	53,160

Retail - Apparel/Shoe 0.35%
Foot Locker, Inc.	2,000	143,940

Retail - Auto Parts 0.48%
O’Reilly Automotive, Inc.	800	200,000	*

Retail - Consumer Electronics 0.40%
Best Buy Companies, Inc.	4,500	167,040

Retail - Drug Store 2.56%
CVS Health Corp.	11,000	1,061,280

Retail - Major Department Store 2.41%
TJX Companies, Inc.	14,000	999,880

Retail - Pawn Shops 0.27%
Cash America International, Inc.	4,000	111,880

Retail - Perfume & Cosmetics 1.18%
Ulta Salon, Cosmetics & Fragrance, Inc.	3,000	490,050	*

Retail - Restaurants 2.20%
Starbucks Corp.	16,000	909,440

Telecom Services 0.26%
NeuStar, Inc., Class A	4,000	108,840	*

Telephone - Integrated 0.36%
Atlantic Telegraph-Network, Inc.	2,000	147,860

Television 1.06%
AMC Networks, Inc., Class A	6,000	439,020	*

Toys 0.12%
Hasbro, Inc.	700	50,498

Water 0.20%
American States Water Co.	2,000	82,800

Web Portals/ISP 2.47%
Google, Inc., Class A	1,600	1,021,392	*

Total Common Stocks		35,875,356
(cost $34,322,900)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	7	*

Total Warrants		7
(cost $0)

Gold-Linked Notes 0.23%	Principal Amount

Gold Mining 0.23%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$15,000	3,675	^#@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	370,000	90,650	^#@

Total Gold-Linked Notes		94,325
(cost $379,500)

Silver-Linked Notes 0.15%

Gold Mining 0.15%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	424,000	61,480	^
(cost $340,261)

Corporate Note 0.51%

Electric - Generation 0.51%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	212,500	212,500	#@
(cost $212,500)

Overnight Cash Deposit 11.47%

Wells Fargo Bank NA, 0.03%, maturity 10/01/15	4,753,099	4,753,099
(cost $4,753,099)

Total Investments 98.93%		40,996,767
(cost $40,008,260)
Other assets and liabilities, net 1.07%		441,681

Net Assets 100.0%		$41,438,448

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2015

Common Stocks 78.23%	Shares	Value

Agricultural Chemicals 5.92%
Agrium, Inc.	22,000	$1,969,000
CF Industries Holdings, Inc.	60,000	2,694,000
PhosAgro OAO, GDR	100,000	1,383,563
		6,046,563
Agricultural Operations 1.85%
Agriterra Ltd.	69,849,776	643,182	*+
Archer-Daniels-Midland Co.	30,000	1,243,500
		1,886,682

Building Products - Cement/Aggregates 8.70%
Martin Marietta Materials, Inc.	22,000	3,342,900
U.S. Concrete, Inc.	45,000	2,150,550	*
Vulcan Materials Co.	38,000	3,389,600
		8,883,050
Building Products - Wood 1.92%
Masco Corp.	55,000	1,384,900
Universal Forest Products, Inc.	10,000	576,800
		1,961,700
Chemicals - Diversified 3.89%
Innospec, Inc.	3,000	139,530
K+S AG	5,000	167,192
LyondellBasell Industries N.V., Class A	44,000	3,667,840
		3,974,562
Chemicals - Specialty 0.18%
Balchem Corp.	3,000	182,310

Coal 0.30%
Pacific Coal Resources Ltd.	4,362,314	49,033	*+
Sable Mining Africa Ltd.	28,061,000	259,874	*
Walter Energy, Inc., 144A	4,293	342	*
		309,249
Containers - Paper/Plastic 2.90%
Sealed Air Corp.	60,000	2,812,800
Winpak Ltd.	5,000	150,993
		2,963,793
Diamonds/Precious Stones 0.14%
Diamond Fields International Ltd.	1,800,000	20,232	*
Lucara Diamond Corp.	96,400	108,355
Rockwell Diamonds, Inc., 144A	63,333	9,255	*
		137,842
Diversified Minerals 0.56%
Canada Zinc Metals Corp.	1,000,000	146,122	*
Dundee Sustainable Technologies, Inc.	3,587,500	228,503	*
Encanto Potash Corp., 144A	3,000,000	168,602	*
Niocan, Inc., 144A	362,069	32,558	*
		575,785
Electric - Generation 2.81%
Pacific Power Generation Corp. (RS)	4,868,396	2,873,327	*#@

Electric - Integrated 0.19%
NextEra Energy, Inc.	2,000	195,100

Energy - Alternate Sources 0.76%
Pacific Green Energy Corp. (RS)	2,400,000	772,080	*+#@

Food - Meat Products 6.03%
Hormel Foods Corp.	36,000	2,279,160
Tyson Foods, Inc., Class A	90,000	3,879,000
		6,158,160
Food - Miscellaneous/Diversified 2.74%
Cal-Maine Foods, Inc.	48,000	2,621,280
Ingredion, Inc.	2,000	174,620
		2,795,900
Forestry 0.01%
Bravern Ventures Ltd.	254,431	6,673	*

Gold Mining 7.77%
Chesapeake Gold Corp., 144A	52,400	58,113	*
Corona Minerals Ltd.	100,000	351	*#@
Franco-Nevada Corp.	10,000	440,200
Gran Colombia Gold Corp.	215,186	36,281	*
Kinross Gold Corp.	1	2	*
Klondex Mines Ltd.	1,650,000	3,869,989	*
Newcrest Mining Ltd., Sponsored ADR	15,000	132,450	*
Newmont Mining Corp.	80,000	1,285,600
NGEx Resources, Inc.	600,000	242,787	*
Richmont Mines, Inc.	100,000	279,505	*
Rusoro Mining Ltd.	3,000,000	112,402	*
Sunridge Gold Corp.	4,600,000	620,457	*+
Sunridge Gold Corp., 144A	6,333,788	854,314	*+
		7,932,451
Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*#@

Metal - Aluminum 1.73%
Kaiser Aluminum Corp.	20,000	1,605,000
Norsk Hydro ASA, Sponsored ADR	50,000	166,000
		1,771,000

Metal - Copper 4.76%
Catalyst Copper Corp., 144A	166,666	20,919	*
First Quantum Minerals Ltd.	100,000	366,429
Freeport-McMoRan, Inc.	135,000	1,308,150
Nevsun Resources Ltd.	400,000	1,160,000
Southern Copper Corp.	75,000	2,004,000
Verona Development Corp.	708,800	0	*#@
		4,859,498
Metal - Diversified 1.79%
GoviEx Uranium, Inc., Class A	755,000	82,034	*
GoviEx Uranium, Inc., 144A, Class A	58,000	6,302	*
Mandalay Resources Corp.	2,000,000	1,049,082
Orsu Metals Corp., 144A	147,605	2,765	*
Rio Tinto plc, Sponsored ADR	10,000	338,200
Trevali Mining Corp.	1,450,000	347,696	*
		1,826,079
Metal - Iron 0.02%
Oceanic Iron Ore Corp.	200,000	11,615	*
WAI Capital Investment Corp., 144A	292,500	4,383	*
		15,998
Mining Services 0.30%
Bounty Mining Ltd.	22,000,000	308,837	*#@

Miscellaneous Manufacturing 0.19%
AptarGroup, Inc.	3,000	197,880

Natural Resource Technology 0.13%
I-Pulse, Inc., 144A (RS)	15,971	137,351	*#@

Non - Ferrous Metals 0.07%
Almonty Industries, Inc.	159,309	69,239	*
Sterling Group Ventures, Inc., 144A	500,000	4,500	*
		73,739
Office Supplies & Forms 2.22%
Avery Dennison Corp.	40,000	2,262,800

Oil - Field Services 0.70%
Atlas Development & Support Services Ltd.	46,793,083	406,878	*+
Core Laboratories N.V.	2,000	199,600
Frank’s International N.V.	7,000	107,310
		713,788
Oil - US Royalty Trusts 0.20%
BP Prudhoe Bay Royalty Trust	5,000	205,450

Oil & Gas Drilling 1.33%
Parsley Energy, Inc., Class A	90,000	1,356,300	*

Oil Companies - Exploration & Production 9.35%
Africa Energy Corp., 144A	2,110,889	126,543	*
BNK Petroleum, Inc.	2,600,000	740,352	*
Callon Petroleum Co.	122,000	889,380	*
Diamondback Energy, Inc.	30,000	1,938,000
Ivanhoe Energy, Inc.	18,719	0	*#@
Newfield Exploration Co.	75,000	2,467,500	*
PDC Energy, Inc.	30,000	1,590,300	*
Range Energy Resources, Inc., 144A	15,000,000	449,607	*
Synergy Resources Corp.	15,000	147,000	*
U.S. Oil Sands, Inc.	7,000,000	498,314	*
U.S. Oil Sands, Inc., 144A	9,900,000	704,758	*
		9,551,754
Oil Refining & Marketing 0.62%
Marathon Petroleum Corp.	4,000	185,320
Tesoro Corp.	2,000	194,480
Valero Energy Corp.	2,000	120,200
Western Refining, Inc.	3,000	132,360
		632,360
Paper & Related Products 0.39%
Mondi plc	5,000	104,796
Neenah Paper, Inc.	5,000	291,400
		396,196
Real Estate Operating/Development 5.02%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	5,125,624	*#@

Retail - Gardening Products 2.06%
Tractor Supply Co.	25,000	2,108,000

Steel - Producers 0.32%
Severstal PAO, GDR	15,000	159,168
Steel Dynamics, Inc.	10,000	171,800
		330,968
Transportation - Marine 0.36%
DHT Holdings, Inc.	50,000	371,000

Total Common Stocks		79,899,849
(cost $162,556,944)

Master Limited Partnerships 4.03%

Oil - Field Services 2.41%
Rice Midstream Partners LP	185,000	2,464,200

Pipelines 1.62%
EQT Midstream Partners LP	25,000	1,658,250

Total Master Limited Partnerships		4,122,450
(cost $4,384,037)

Warrants 0.34%

Diversified Minerals 0.00%
Encanto Potash Corp., 144A, Warrants (October 2015)	1,500,000	0	*#@

Gold Mining 0.34%
Dundee Precious Metals, Inc., Warrants (November 2015)	742,895	30,618	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	1,560	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	155,638	*
Sunridge Gold Corp., 144A, Warrants (October 2017)	6,333,788	154,251	*+
		342,067
Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	83,333	0	*#@

Metal - Iron 0.00%
WAI Capital Investment Corp., 144A, Warrants (March 2016)	292,500	0	*#@

Total Warrants		342,067
(cost $944,160)

Purchased Call Option 0.44%	Contracts

Oil Refining & Marketing 0.44%
Phillips 66, Strike Price 82.50, Expiration Jan. 2017	700	444,500	*
(cost $580,969)

Gold-Linked Notes 2.15%	Principal Amount

Gold Mining 2.15%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$332,000	81,340	^#@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	8,615,000	2,110,675	^#@

Total Gold-Linked Notes		2,192,015
(cost $8,822,210)

Silver-Linked Notes 0.95%

Gold Mining 0.95%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	2,000,000	290,000	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	4,705,000	682,225	^

Total Silver-Linked Notes		972,225
(cost $5,786,165)

Corporate Note 2.50%

Electric - Generation 2.50%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	2,550,000	2,550,000	#@
(cost $2,550,000)

Overnight Cash Deposit 10.84%

Wells Fargo Bank NA, 0.03%, maturity 10/01/15	11,069,331	11,069,331
(cost $11,069,331)

Total Investments 99.46%		101,592,437
(cost $196,693,816)
Other assets and liabilities, net 0.54%		552,550

Net Assets 100.0%		$102,144,987

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2015

Common Stocks 88.60%	Shares	Value

Agricultural Operations 0.44%
Agriterra Ltd.	38,536,200	$354,844	*

Capital Pools 0.01%
Pinecrest Resources Ltd.	50,000	2,997	*
Pinecrest Resources Ltd. (RS)	50,000	2,908	*#@
		5,905
Coal 0.21%
Pacific Coal Resources Ltd.	1,182,764	13,295	*
Sable Mining Africa Ltd.	17,014,032	157,567	*
		170,862
Diamonds/Precious Stones 1.92%
Lucapa Diamond Co., Ltd.	1,000,000	297,003	*
Lucara Diamond Corp.	1,000,000	1,124,016
Northern Superior Resources, Inc.	1,510,900	33,966	*
Olivut Resources Ltd.	645,000	55,583	*
Rockwell Diamonds, Inc., 144A	171,667	25,084	*
		1,535,652
Diversified Minerals 1.21%
Adamera Minerals Corp.	119,543	2,687	*
Amarc Resources Ltd.	695,545	46,908	*
Burey Gold Ltd.	7,000,000	93,353	*
Calibre Mining Corp.	4,650,000	348,445	*
Duketon Mining Ltd.	2,250,000	166,308	*
Indochine Mining Ltd.	4,000,000	16,846	*#@
Riverside Resources, Inc.	956,000	116,411	*
Rubicon Minerals Corp.	241,667	173,848	*
		964,806
Gold Mining 64.67%
ABM Resources NL	1,125,000	162,717	*
Agnico Eagle Mines Ltd.	30,000	759,600
Alacer Gold Corp.	300,000	676,658
Algold Resources Ltd.	1,000,000	78,681	*
Almaden Minerals Ltd.	400,000	227,801	*
Argonaut Gold, Inc.	475,000	484,076	*
Atlantic Gold Corp.	1,000,000	254,777	*
Bonterra Resources, Inc.	1,250,000	177,969	*
Canyon Resources Ltd.	10,006,593	316,064	*+
Chesapeake Gold Corp., 144A	192,199	213,154	*
Claude Resources, Inc.	2,250,000	1,062,196	*
Comstock Mining, Inc.	2,165,000	1,342,300	*
CopperBank Resources Corp.	195,000	5,845	*
CopperBank Resources Corp., 144A	174,000	5,215	*
Corona Minerals Ltd.	1,625,000	5,703	*#@
Doray Minerals Ltd.	1,676,470	508,663	*
Dundee Precious Metals, Inc.	350,000	571,750	*
Eastmain Resources, Inc.	1,779,500	420,039	*
Franco-Nevada Corp.	13,500	594,270
Gold Standard Ventures Corp.	2,000,000	760,000	*
Gran Colombia Gold Corp.	368,473	62,125	*
Guyana Goldfields, Inc.	137,500	368,865	*
IDM Mining Ltd.	95,000	6,763	*
Integra Gold Corp.	2,500,000	505,807	*
Kaminak Gold Corp., Class A	700,000	419,633	*
Kilo Goldmines Ltd.	251,000	9,404	*
Kirkland Lake Gold, Inc.	225,000	935,744	*
Klondex Mines Ltd.	6,045,000	14,178,232	*
Lake Shore Gold Corp.	2,162,500	1,814,912	*
Lexam VG Gold, Inc., 144A	2,406,501	144,264	*
Malbex Resources, Inc., 144A	1,333,333	24,978	*
Mammoth Resources Corp.	2,818,000	21,117	*+
Mirasol Resources Ltd.	2,000,000	1,243,912	*
Newmarket Gold, Inc.	940,974	1,001,261	*
NGEx Resources, Inc.	2,375,000	961,034	*
Northern Star Resources Ltd.	275,000	520,982
Oban Mining Corp.	200,000	187,336	*
OceanaGold Corp.	5,348	7,815
Osisko Gold Royalties Ltd.	600,000	6,339,453
Petaquilla Minerals Ltd., 144A	2,660,000	21,328	*
Pretium Resources, Inc.	600,000	3,631,411	*
Pure Gold Mining, Inc.	2,500,000	206,070	*
Radius Gold, Inc., 144A	4,075,000	213,750	*
Randgold Resources Ltd., Sponsored ADR	20,000	1,181,800
Red Eagle Mining Corp.	1,261,964	264,781	*
Redstar Gold Corp.	8,797,714	247,219	*
Richmont Mines, Inc.	575,000	1,587,000	*
Rusoro Mining Ltd.	6,000,000	224,803	*
Rye Patch Gold Corp.	4,750,000	427,126	*
Rye Patch Gold Corp., 144A	1,800,000	161,858	*
Seafield Resources Ltd., 144A	1,300,000	4,871	*#@
Skeena Resources Ltd.	5,000,000	262,271	*
Solvista Gold Corp.	50,000	1,311	*
Solvista Gold Corp., 144A	2,620,000	68,715	*
St Barbara Ltd.	2,300,000	1,708,687	*
Sunridge Gold Corp.	2,250,000	303,484	*
Sunridge Gold Corp., 144A	1,900,000	256,276	*
Taurus Gold Ltd., 144A (RS)	2,448,381	48,968	*#@
Teranga Gold Corp.	2,500,000	1,011,615	*
Tolima Gold, Inc., 144A	4,100,000	15,362	*
TriStar Gold, Inc.	15,897,000	1,905,972	*+
Wesdome Gold Mines Ltd.	750,000	545,148	*
		51,680,941

Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*#@

Metal - Copper 0.02%
Catalyst Copper Corp.	52,133	6,543	*
Catalyst Copper Corp., 144A	66,667	8,368	*
Verona Development Corp.	48,500	0	*#@
		14,911
Metal - Diversified 9.50%
Atico Mining Corp.	217,835	58,764	*
Balmoral Resources Ltd.	1,347,500	504,871	*
Calico Resources Corp.	3,970,500	297,527	*
Cardinal Resources Ltd.	9,000,000	883,727	*+
Dalradian Resources, Inc.	1,800,000	917,197	*
Elissa Resources Ltd., 144A	12,083	1,268	*
Falco Resources Ltd.	1,953,700	409,918	*
First Point Minerals Corp.	2,000,000	97,415	*
Ivanhoe Mines Ltd., Class A	100,000	48,707	*
Mandalay Resources Corp.	3,012,300	1,580,075
Mineral Mountain Resources Ltd.	10,000,000	149,869	*+
Nevada Sunrise Gold Corp.	325,000	43,837	*
Novo Resources Corp.	1,100,000	564,631	*
Orex Minerals, Inc.	9,411,500	1,128,393	*+
Orsu Metals Corp., 144A	1,869,220	35,017	*
Reservoir Minerals, Inc.	191,100	608,599	*
Silver Bull Resources, Inc.	2,350,000	143,350	*
Trevali Mining Corp.	500,000	119,895	*
		7,593,060
Mining Services 0.56%
Argent Minerals Ltd.	17,100,000	350,654	*+
Energold Drilling Corp.	200,000	97,415	*
		448,069
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*#@

Platinum 0.43%
Pacific North West Capital Corp.	430,555	4,839	*
Platinum Group Metals Ltd.	1,500,000	337,205	*
		342,044
Precious Metals 7.63%
Almadex Minerals Ltd.	240,000	30,573	*
Barsele Minerals Corp.	9,411,500	1,269,442	*+
Candente Gold Corp., 144A	4,875,000	109,591	*+
Kootenay Silver, Inc.	1,000,000	179,843	*
Lundin Gold, Inc.	760,000	2,186,886	*
Lundin Gold, Inc., 144A	70,000	201,424	*
Roxgold, Inc.	3,500,000	1,468,715	*
Sabina Gold & Silver Corp.	625,000	177,969	*
Santana Minerals Ltd.	2,400,000	24,780	*
Solitario Exploration & Royalty Corp.	1,000,000	450,000	*
		6,099,223
Silver Mining 1.99%
Fortuna Silver Mines, Inc.	570,000	1,242,600	*
MAG Silver Corp.	25,000	177,969	*
Santacruz Silver Mining Ltd.	1,100,000	96,853	*
Source Exploration Corp.	4,975,000	74,560	*+
		1,591,982

Total Common Stocks		70,802,299
(cost $162,047,762)

Exchange-Traded Funds 1.94%

Direxion Daily Gold Miners Bull 3x Shares	275,000	794,750
Direxion Daily Junior Gold Miners Index Bull 3x Shares	100,000	752,000
Market Vectors Gold Miners ETF	20	275
Market Vectors Junior Gold Miners ETF	8	156

Total Exchange-Traded Funds		1,547,181
(cost $1,919,445)

Warrants 0.95%

Diversified Minerals 0.02%
Burey Gold Ltd., Warrants (August 2017)	3,500,000	12,283	*#@

Gold Mining 0.85%
Alamos Gold, Inc., Warrants (August 2018)	110,000	10,304	*
Algold Resources Ltd., Warrants (December 2016) (RS)	500,000	0	*#@
Bonterra Resources, Inc., Warrants (July 2018) (RS)	625,000	0	*#@
Canyon Resources Ltd., Warrants (January 2017)	6,168,864	32,475	*+
Dundee Precious Metals, Inc., Warrants (November 2015)	1,495,039	61,616	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	96,250	2,524	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	66,702	*
Oban Mining Corp., Warrants (August 2018)	1,000,000	14,987	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	441,289	*
Skeena Resources Ltd., Warrants (October 2016)	10,000,000	0	*#@
Sunridge Gold Corp., 144A, Warrants (October 2017)	1,900,000	46,272	*
Tolima Gold, Inc., 144A, Warrants (March 2016)	1,625,000	0	*#@
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0	*#@
Veris Gold Corp., Warrants (August 2016)	250,000	0	*#@
Veris Gold Corp., Warrants (December 2016)	282,200	0	*#@
		676,169
Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	33,333	0	*#@

Metal - Diversified 0.09%
Calico Resources Corp., Warrants (October 2015)	1,250,000	0	*#@
Dalradian Resources, Inc., Warrants (July 2017)	1,500,000	67,441	*
HudBay Minerals, Inc., Warrants (July 2018)	17,000	4,459	*
Mineral Mountain Resources Ltd., Warrants (October 2016)	3,500,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (November 2015)	1,250,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (March 2016)	600,000	0	*+#@
		71,900
Precious Metals 0.00%
Barsele Minerals Corp., Warrants (November 2015)	1,250,000	0	*+#@
Barsele Minerals Corp., Warrants (March 2016)	600,000	0	*+#@
Santana Minerals, Ltd., Warrants (March 2016)	400,000	0	*#@
		0
Silver Mining 0.00%
Source Exploration Corp., Warrants (February 2017)	2,500,000	0	*+#@

Total Warrants		760,352
(cost $3,237,103)

Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (RS)	600,000	0	*#@
(cost $300,000)

Rights 0.08%

Metal - Diversified 0.08%
Cardinal Resources Ltd.	1,500,000	63,171	*+
(cost $13,109)

Purchased Call Options 0.34%	Contracts

Gold Mining 0.19%
AngloGold Ashanti Ltd., Strike Price 10.00, Expiration Jan. 2016	525	26,250	*
Barrick Gold Corp., Strike Price 13.00, Expiration Jan. 2016	650	3,250	*
Eldorado Gold Corp., Strike Price 7.00, Expiration Jan. 2016	1,800	18,000	*
Gold Fields Ltd., Strike Price 5.00, Expiration Jan. 2016	1,000	9,000	*
IAMGOLD Corp., Strike Price 4.00, Expiration Jan. 2016	270	1,350	*
Newmont Mining Corp., Strike Price 25.00, Expiration Jan. 2016	375	4,500	*
NovaGold Resources, Inc., Strike Price 4.50, Expiration Jan. 2016	1,500	33,750	*
Randgold Resources Ltd., Strike Price 65.00, Expiration Jan. 2016	110	31,900	*
Seabridge Gold, Inc., Strike Price 7.00, Expiration Jan. 2016	425	21,250	*
Yamana Gold, Inc., Strike Price 8.00, Expiration Jan. 2016	314	628	*
		149,878
Silver Mining 0.15%
First Majestic Silver Corp., Strike Price 10.00, Expiration Jan. 2016	328	3,280	*
Pan American Silver Corp., Strike Price 10.00, Expiration Jan. 2016	263	2,630	*
Silver Standard Resources, Inc., Strike Price 5.00, Expiration Jan. 2016	598	112,125	*
Silver Wheaton Corp., Strike Price 20.00, Expiration Jan. 2016	154	1,232	*
		119,267

Total Purchased Call Options		269,145
(cost $1,608,717)

Gold-Linked Notes 1.86%	Principal Amount

Gold Mining 1.86%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$215,000	52,675	#^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	5,845,000	1,432,025	#^@

Total Gold-Linked Notes		1,484,700
(cost $5,977,400)

Silver-Linked Notes 1.60%

Gold Mining 1.60%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	655,000	94,975	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	8,150,000	1,181,750	^

Total Silver-Linked Notes		1,276,725
(cost $8,616,219)

Corporate Note 0.85%

Electric - Generation 0.85%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	680,000	680,000	#@
(cost $680,000)

Overnight Cash Deposit 4.02%

Wells Fargo Bank NA, 0.03%, maturity 10/01/15	3,214,699	3,214,699
(cost $3,214,699)

Total Investments 100.23%		80,098,272
(cost $187,614,454)
Other assets and liabilities, net (0.23)%		(182,714)

Net Assets 100.0%		$79,915,558

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	September 30, 2015

Common Stocks 84.62%	Shares	Value

Diamonds/Precious Stones 1.50%
Lucara Diamond Corp.	450,000	$505,807
Petra Diamonds Ltd.	275,000	350,675	*
		856,482
Diversified Minerals 0.73%
Lundin Mining Corp.	50,000	141,251	*
Rubicon Minerals Corp.	383,333	275,759	*
		417,010
Gold Mining 74.08%
Agnico Eagle Mines Ltd.	100,000	2,532,000
Alacer Gold Corp.	800,000	1,804,421
Argonaut Gold, Inc.	325,000	331,210	*
Centamin plc	875,000	807,078
Cia de Minas Buenaventura S.A., Sponsored ADR	75,000	447,000
Claude Resources, Inc.	3,300,000	1,557,887	*
Comstock Mining, Inc.	2,172,077	1,346,688	*
Detour Gold Corp.	125,000	1,332,896	*
Doray Minerals Ltd.	1,117,647	339,109	*
Dundee Precious Metals, Inc.	250,000	408,393	*
Franco-Nevada Corp.	25,000	1,100,500
Gran Colombia Gold Corp.	145,437	24,521	*
Guyana Goldfields, Inc.	100,000	268,265	*
Kirkland Lake Gold, Inc.	500,000	2,079,431	*
Klondex Mines Ltd.	4,100,600	9,617,743	*
Lake Shore Gold Corp.	3,000,000	2,517,797	*
Marlin Gold Mining Ltd.	1,416,050	286,499	*
Newmarket Gold, Inc.	996,726	1,060,585	*
Newmont Mining Corp.	30,000	482,100
Northern Star Resources Ltd.	1,500,000	2,841,721
Osisko Gold Royalties Ltd.	315,000	3,328,213
Randgold Resources Ltd., Sponsored ADR	20,000	1,181,800
Richmont Mines, Inc.	575,000	1,587,000	*
SEMAFO, Inc.	225,000	487,261	*
Silver Lake Resources Ltd.	3,000,000	327,850	*
St Barbara Ltd.	3,600,000	2,674,466	*
Teranga Gold Corp.	3,500,000	1,416,261	*
		42,188,695
Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*#@

Metal - Copper 2.13%
Freeport-McMoRan, Inc.	65,000	629,850
Nevsun Resources Ltd.	200,000	580,000
		1,209,850
Metal - Diversified 3.59%
Atico Mining Corp.	255,665	68,969	*
Mandalay Resources Corp.	2,718,000	1,425,703
Metals X Ltd.	651,418	550,640
		2,045,312
Precious Metals 0.34%
Tahoe Resources, Inc.	25,000	193,500

Retail - Jewelry 0.72%
Signet Jewelers Ltd.	3,000	408,390

Silver Mining 1.53%
Fortuna Silver Mines, Inc.	400,000	872,000	*

Total Common Stocks		48,191,239
(cost $61,743,519)

Exchange-Traded Funds 2.01%
Direxion Daily Gold Miners Bull 3x Shares	200,000	578,000
Direxion Daily Junior Gold Miners Index Bull 3x Shares	75,000	564,000
Market Vectors Gold Miners ETF	20	275
Market Vectors Junior Gold Miners ETF	8	157

Total Exchange-Traded Funds		1,142,432
(cost $1,418,665)

Warrants 0.50%

Gold Mining 0.50%
Dundee Precious Metals, Inc., Warrants (November 2015)	1,630,047	67,181	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	983	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	183,900	214,975	*
Veris Gold Corp., Warrants (August 2016)	250,000	0	*#@
Veris Gold Corp., Warrants (December 2016)	195,300	0	*#@

Total Warrants		283,139
(cost $3,254,606)

Purchased Call Options 0.24%	Contracts

Gold Mining 0.11%
AngloGold Ashanti Ltd., Strike Price 10.00, Expiration Jan. 2016	325	16,250	*
Barrick Gold Corp., Strike Price 13.00, Expiration Jan. 2016	425	2,125	*
Eldorado Gold Corp., Strike Price 7.00, Expiration Jan. 2016	1,200	12,000	*
Gold Fields Ltd., Strike Price 5.00, Expiration Jan. 2016	500	4,500	*
IAMGOLD Corp., Strike Price 4.00, Expiration Jan. 2016	180	900	*
Newmont Mining Corp., Strike Price 25.00, Expiration Jan. 2016	250	3,000	*
Randgold Resources Ltd., Strike Price 65.00, Expiration Jan. 2016	80	23,200	*
Yamana Gold, Inc., Strike Price 8.00, Expiration Jan. 2016	314	628	*
		62,603
Silver Mining 0.13%
First Majestic Silver Corp., Strike Price 10.00, Expiration Jan. 2016	249	2,490	*
Pan American Silver Corp., Strike Price 10.00, Expiration Jan. 2016	365	3,650	*
Silver Standard Resources, Inc., Strike Price 5.00, Expiration Jan. 2016	352	66,000	*
Silver Wheaton Corp., Strike Price 20.00, Expiration Jan. 2016	116	928	*
		73,068

Total Purchased Call Options		135,671
(cost $1,015,563)

Gold-Linked Notes 1.32%	Principal Amount

Gold Mining 1.32%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$125,000	30,625	# ^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	2,940,000	720,300	#^ @

Total Gold-Linked Notes		750,925
(cost $3,019,060)

Silver-Linked Notes 1.18%

Gold Mining 1.18%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	4,250,000	616,250	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	373,000	54,085	^

Total Silver-Linked Notes		670,335
(cost $4,520,041)

Corporate Notes 1.30%

Coal 0.85%
Pacific Coal S.A., 19.20%, maturity 06/15/15 (RS)	485,766	485,766	#@

Electric - Generation 0.45%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	255,000	255,000	#@

Total Corporate Notes		740,766
(cost $740,766)

Overnight Cash Deposit 9.17%

Wells Fargo Bank NA, 0.03%, maturity 10/01/15	5,219,956	5,219,956
(cost $5,219,956)

Total Investments 100.33%		57,134,463
(cost $80,932,176)
Other assets and liabilities, net (0.33)%		(186,681)

Net Assets 100.0%		$56,947,782

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2015

Common Stocks 89.78%	Shares	Value

Agricultural Chemicals 0.86%
Uralkali PJSC	92,000	$272,564
Uralkali PJSC, GDR	10,000	148,562
		421,126
Agricultural Operations 1.17%
Kernel Holding S.A.	48,005	569,788

Airlines 4.20%
Aegean Airlines S.A.	74,500	557,476
Pegasus Hava Tasimaciligi A.S.	67,400	393,638	*
Ryanair Holdings plc, Sponsored ADR	3,900	305,370
Turk Hava Yollari AO	105,000	277,022	*
Wizz Air Holdings plc	16,700	518,534	*
		2,052,040
Airport Development/Maintenance 0.56%
TAV Havalimanlari Holding A.S.	34,700	272,664

Appliances 0.92%
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	142,000	449,169

Automotive - Cars & Light Trucks 0.80%
Ford Otomotiv Sanayi A.S.	22,800	243,649
Tofas Turk Otomobil Fabrikasi A.S.	25,000	148,409
		392,058
Automotive - Medium & Heavy Duty Trucks 0.53%
Otokar Otomotiv ve Savunma Sanayi A.S.	9,900	257,391

Automotive Truck Parts & Equipment 0.89%
Brembo S.p.A.	11,300	437,160

Automotive/Truck Parts & Equipment - Replacement 0.56%
Ege Endustri ve Ticaret A.S.	3,400	271,407

Brewery 0.36%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	25,000	176,481

Building & Construction - Miscellaneous 1.62%
Budimex S.A.	15,000	790,257

Building & Construction Products - Miscellaneous 0.94%
Wienerberger AG	26,008	458,280

Cellular Telecommunication 4.18%
MegaFon PJSC, GDR	23,200	282,846
Mobile TeleSystems OJSC, Sponsored ADR	150,200	1,084,444
Turkcell Iletisim Hizmetleri A.S.	125,000	436,179
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	27,897	242,146
		2,045,615
Chemicals - Diversified 0.72%
Ciech S.A.	13,200	252,274	*
Synthos S.A.	100,000	99,565
		351,839
Chemicals - Fibers 1.82%
Aksa Akrilik Kimya Sanayii A.S.	85,600	275,869
Lenzing AG	8,200	615,691
		891,560
Chemicals - Specialty 1.89%
Grupa Azoty S.A.	26,500	618,036
Soda Sanayii A.S.	191,700	304,129
		922,165
Commercial Banks - Non US 15.69%
Akbank T.A.S.	17,500	79,100	*
Alpha Bank AE	756,667	90,778	*
Banca Transilvania S.A.	1,041,000	603,346	*
Bank Pekao S.A.	6,500	264,192
BRD-Groupe Societe Generale S.A.	214,000	563,643	*
Komercni Banka A.S.	4,250	921,152
OTP Bank plc	40,000	772,147
Piraeus Bank S.A.	318,994	27,925	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	104,000	806,423
Raiffeisen Bank International AG	21,622	284,163
Sberbank of Russia, Sponsored ADR	403,000	1,986,889
Turkiye Garanti Bankasi A.S.	40,000	93,088
Turkiye Halk Bankasi A.S.	57,000	190,614
Turkiye Is Bankasi, Class C	28,959	45,146
Turkiye Vakiflar Bankasi TAO, Class D	180,000	228,188
VTB Bank PJSC, GDR	241,867	489,906
Yapi ve Kredi Bankasi A.S.	200,000	223,057
		7,669,757
Computer Services 1.55%
Asseco Poland S.A.	35,000	498,119
Luxoft Holding, Inc., Class A	4,100	259,489	*
		757,608
Diamonds/Precious Stones 0.26%
Alrosa PAO	145,000	128,740

Distribution/Wholesale 0.53%
Neuca S.A.	2,900	261,191

Diversified Operations 1.64%
Dogan Sirketler Grubu Holding A.S.	3,082,194	519,424	*
KOC Holding A.S.	72,456	282,880
		802,304
Electric - Distribution 0.37%
Electrica S.A.	42,700	127,307
Energa S.A.	12,200	54,146
		181,453
Electric - Generation 0.21%
CEZ A.S.	4,868	101,254

Electric - Integrated 0.13%
RusHydro PJSC, Sponsored ADR	66,942	62,986

Electric - Transmission 0.95%
Transelectrica S.A.	70,900	466,440

Entertainment Software 0.57%
CD Projekt S.A.	39,000	276,376	*

Finance - Other Services 0.62%
Moscow Exchange MICEX-RTS PJSC	245,000	300,570

Food - Confectionery 0.31%
Ulker Biskuvi Sanayi A.S.	24,000	152,021

Food - Retail 5.35%
BIM Birlesik Magazalar A.S.	15,700	278,376
Magnit PJSC, Sponsored GDR	38,700	1,851,251
Migros Ticaret A.S.	83,300	482,270	*
		2,611,897
Food - Wholesale/Distribution 1.28%
Eurocash S.A.	53,000	624,191

Gambling (Non-Hotel) 0.90%
OPAP S.A.	48,700	441,436

Machinery - Farm 1.16%
Turk Traktor ve Ziraat Makineleri A.S.	23,331	565,182

Machinery - General Industrial 1.02%
Andritz AG	11,100	500,179

Medical - Drugs 0.78%
Richter Gedeon Nyrt	24,000	381,564

Metal - Diversified 2.89%
KGHM Polska Miedz S.A.	22,000	475,232
MMC Norilsk Nickel OJSC, Sponsored ADR	60,000	862,200
Orsu Metals Corp., 144A	4,025,000	75,403	*
		1,412,835
Miscellaneous Manufacturing 0.12%
RHI AG	2,850	56,839

Oil Companies - Exploration & Production 0.23%
Novatek OAO, GDR	599	55,572
Societatea Nationala de Gaze Naturale Romgaz S.A.	7,100	54,340
		109,912
Oil Companies - Integrated 13.07%
Gazprom OAO, Sponsored ADR	520,000	2,100,431
Lukoil OAO, Sponsored ADR	48,000	1,634,892
MOL Hungarian Oil & Gas plc	6,000	261,472
OMV Petrom S.A.	1,350,000	114,495
Polskie Gornictwo Naftowe i Gazownictwo S.A.	336,000	577,598
Rosneft OAO, GDR	248,000	917,855
Surgutneftegas OAO, Sponsored ADR	44,160	224,416
Tatneft OAO, Sponsored ADR	20,000	560,856
		6,392,015
Oil Refining & Marketing 5.21%
Grupa Lotos S.A.	71,000	522,190	*
Hellenic Petroleum S.A.	54,800	329,714
Motor Oil Hellas Corinth Refineries S.A.	12,200	147,229
Polski Koncern Naftowy Orlen	49,300	860,766
Tupras Turkiye Petrol Rafinerileri A.S.	22,600	553,925
Unipetrol A.S.	20,700	132,269	*
		2,546,093
Property/Casualty Insurance 1.05%
Powszechny Zaklad Ubezpieczen S.A.	5,000	513,370

Retail - Apparel/Shoe 0.44%
CCC S.A.	5,000	215,977

Retail - Jewelry 0.55%
Pandora A/S	2,300	268,684

Retail - Restaurants 0.27%
AmRest Holdings S.E.	3,100	133,784	*

Retail - Toy Store 0.26%
JUMBO S.A.	14,363	126,495

Steel - Producers 1.62%
Eregli Demir ve Celik Fabrikalari T.A.S.	385,000	475,251
Severstal PAO, GDR	30,000	318,335
		793,586
Telecom Services 3.98%
Netia S.A.	395,000	582,107	*
O2 Czech Republic a.s.	41,500	363,223
Orange Polska S.A.	265,000	506,610
Sistema, GDR	37,000	255,678
Turk Telekomunikasyon A.S.	121,000	238,820
		1,946,438
Telephone - Integrated 2.69%
Hellenic Telecommunications Organization S.A.	60,000	527,202
Rostelecom PJSC	406,000	535,124	*
Telekom Austria AG	45,000	253,877
		1,316,203
Tobacco 0.12%
Philip Morris CR A.S.	120	56,662

Transportation - Services 1.97%
Celebi Hava Servisi A.S.	44,500	496,660
Oesterreichische Post AG	13,600	466,950
		963,610

Total Common Stocks		43,896,652
(cost $50,561,265)

Exchange-Traded Fund 1.06%
Direxion Daily Russia Bull 3x Shares	38,300	519,731
(cost $561,187)

Warrants 0.05%

Gold Mining 0.05%
Dundee Precious Metals, Inc., Warrants (November 2015)	623,259	25,687	*
(cost $770,116)

Corporate Note 0.18%	Principal Amount

Transportation - Services 0.18%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$1,345,845	88,352	*^#@
(cost $1,350,345)

Overnight Cash Deposit 10.24%

Wells Fargo Bank NA, 0.03%, maturity 10/01/15	5,005,988	5,005,988
(cost $5,005,988)

Total Investments 101.32%		49,536,410
(cost $58,248,901)
Other assets and liabilities, net (1.32)%		(643,878)

Net Assets 100.0%		$48,892,532

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2015

Common Stocks 79.56%	Shares	Value

Airlines 1.86%
Air China Ltd., H Shares	90,000	$71,283
Cebu Air, Inc.	72,800	134,791
China Southern Airlines Co., Ltd., H Shares	134,000	98,196
		304,270
Automotive - Cars & Light Trucks 0.24%
Great Wall Motor Co., Ltd., H Shares	34,500	38,495

Building - Heavy Construction 0.67%
China Railway Construction Corp., Ltd., H Shares	74,600	110,360

Building & Construction - Miscellaneous 0.60%
China Machinery Engineering Corp., H Shares	113,000	97,668

Building & Construction Products - Miscellaneous 1.18%
China Lesso Group Holdings Ltd.	239,000	193,498

Building Products - Cement/Aggregates 0.49%
Anhui Conch Cement Co., Ltd., H Shares	27,000	79,826

Cellular Telecommunication 1.47%
SmarTone Telecommunications Holdings Ltd.	127,500	241,092

Circuit Boards 0.23%
Zhen Ding Technology Holding Ltd.	13,000	37,263

Commercial Banks - Non US 7.15%
Bank Rakyat Indonesia Persero Tbk PT	128,600	76,144
BDO Unibank, Inc.	41,000	90,929
China Construction Bank Corp., H Shares	1,354,400	903,835
Chongqing Rural Commercial Bank Co., Ltd., H Shares	147,000	83,578
Kasikornbank PCL	3,200	15,115
		1,169,601
Cosmetics & Toiletries 0.11%
AMOREPACIFIC Group	130	17,954

Diversified Financial Services 0.39%
China Everbright Ltd.	28,000	64,307

E-Commerce/Services 0.26%
SouFun Holdings Ltd., Sponsored ADR	6,500	42,900

Electric - Distribution 0.60%
Manila Electric Co.	15,400	97,760

Electric - Generation 1.27%
Huadian Power International Corp., Ltd., H Shares	264,000	207,145

Electric - Integrated 0.30%
CGN Power Co., Ltd., H Shares	119,000	49,778

Electronic Components - Miscellaneous 1.87%
Pegatron Corp.	40,000	97,892
Tongda Group Holdings Ltd.	1,190,000	207,418
		305,310
Electronic Components - Semiconductors 1.36%
Avago Technologies Ltd.	800	100,008
SK Hynix, Inc.	4,300	122,638
		222,646
Energy - Alternate Sources 0.75%
Canadian Solar, Inc.	3,700	61,494	*
Gigasolar Materials Corp.	4,000	61,667
		123,161
Enterprise Software/Services 0.18%
Sinosoft Technology Group Ltd.	60,000	30,177

Entertainment Software 0.48%
NetEase, Inc., Sponsored ADR	650	78,078

Finance - Investment Banker/Broker 0.12%
Meritz Securities Co., Ltd.	5,092	19,303

Finance - Other Services 0.98%
Hong Kong Exchanges and Clearing Ltd.	7,000	160,587

Food - Meat Products 0.44%
WH Group Ltd., 144A	144,500	71,911	*

Gas - Distribution 0.12%
ENN Energy Holdings Ltd.	4,000	19,263

Gold Mining 0.15%
Zhaojin Mining Industry Co., Ltd.	15,500	8,145
Zijin Mining Group Co., Ltd., H Shares	60,000	15,740
		23,885
Internet Application Software 6.69%
Tencent Holdings Ltd.	65,000	1,095,678

Internet Content - Entertainment 1.02%
Com2uS Corp.	1,242	122,192	*
YY, Inc., Sponsored ADR	800	43,632	*
		165,824
Investment Management/Advisory Services 1.08%
Noah Holdings Ltd., Sponsored ADR	7,500	176,175	*

Life/Health Insurance 7.56%
AIA Group Ltd.	172,900	899,210
Cathay Financial Holding Co., Ltd.	28,000	38,350
China Life Insurance Co., Ltd., H Shares	86,000	299,656
		1,237,216
Machine Tools & Related Products 1.89%
Techtronic Industries Co., Ltd.	83,000	309,429

Medical - Biomedical/Gene 0.46%
Bloomage BioTechnology Corp. Ltd.	50,000	75,677

Medical - Drugs 2.56%
Daewon Pharmaceutical Co., Ltd.	6,300	113,835
Sino Biopharmaceutical Ltd.	247,000	305,875
		419,710
Medical - Wholesale Drug Distribution 0.97%
Sinopharm Group Co., Ltd., H Shares	45,200	158,984

Metal Processors & Fabricators 0.65%
Catcher Technology Co., Ltd.	10,000	106,907

Miscellaneous Manufacturing 1.66%
Zhuzhou CSR Times Electric Co., Ltd., H Shares	36,500	271,598

Multi-line Insurance 2.75%
Ping An Insurance Group Co of China Ltd., H Shares	90,000	449,729

Non - Ferrous Metals 0.05%
Almonty Industries, Inc.	8,571	3,725	*
Sterling Group Ventures, Inc.	500,000	4,500	*
		8,225
Oil Companies - Integrated 0.46%
China Petroleum & Chemical Corp., Sponsored ADR	700	43,078
PetroChina Co. Ltd., Sponsored ADR	450	31,365
		74,443
Petrochemicals 0.50%
AK Holdings Co., Ltd.	1,200	81,242
Danhua Chemical Technology Co., Ltd., B Shares	2	1	*
		81,243
Photo Equipment & Supplies 0.48%
Largan Precision Co., Ltd.	1,000	78,045

Power Converters/Supply Equipment 1.00%
Boer Power Holdings Ltd.	97,000	164,178

Property/Casualty Insurance 3.32%
Dongbu Insurance Co., Ltd.	2,500	129,660
Hyundai Marine & Fire Insurance Co., Ltd.	6,100	155,639
PICC Property & Casualty Co., Ltd., H Shares	132,000	258,547
		543,846
Public Thoroughfares 1.70%
Yuexiu Transport Infrastructure Ltd.	302,000	190,232
Zhejiang Expressway Co., Ltd., H Shares	80,000	87,387
		277,619
Real Estate Operating/Development 6.71%
China Overseas Land & Investment Ltd.	114,000	346,603
China Resources Land Ltd.	98,444	232,458
China Vanke Co., Ltd., H Shares	40,400	86,793
KWG Property Holding Ltd.	154,500	102,030
Longfor Properties Co., Ltd.	173,000	219,052
Pakuwon Jati Tbk PT	3,109,000	70,503
Sino-Ocean Land Holdings Ltd.	73,500	40,223
		1,097,662
Reinsurance 0.73%
Korean Reinsurance Co.	9,900	119,193

Retail - Apparel/Shoe 3.43%
ANTA Sports Products Ltd.	216,000	560,694

Retail - Drug Store 2.15%
CK Hutchison Holdings Ltd.	27,000	351,206

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B Shares	1	4

Retail - Major Department Store 0.23%
Matahari Department Store Tbk PT	34,300	37,885

Schools 0.52%
China Distance Education Holdings Ltd., Sponsored ADR	6,600	84,348

Semiconductor Components - Integrated Circuits 0.89%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	7,000	145,250

Semiconductor Equipment 0.16%
ASM Pacific Technology Ltd.	4,000	26,235

Steel - Producers 0.42%
Fosun International Ltd.	39,500	68,205

Telecom Services 0.49%
Globe Telecom, Inc.	1,600	80,528

Textile - Apparel 2.41%
Shenzhou International Group Holdings Ltd.	76,000	393,775

Therapeutics 0.11%
Dawnrays Pharmaceutical (Holdings) Ltd.	20,000	17,267

Tobacco 0.77%
KT&G Corp.	1,330	125,240

Water 0.48%
Manila Water Co.	169,000	78,420

Water Treatment Systems 2.06%
CT Environmental Group Ltd.	1,072,000	336,856

Total Common Stocks		13,023,532
(cost $14,265,311)

Exchange-Traded Funds 1.93%

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,200	38,808
Direxion Daily FTSE China Bull 3X Shares	2,200	38,786
iShares MSCI Philippines ETF	2,500	85,975
iShares MSCI Thailand Capped ETF	1,200	74,712
Market Vectors Vietnam ETF	5,000	77,400

Total Exchange-Traded Funds		315,681
(cost $397,427)

Rights 0.00%

Steel - Producers 0.00%
Fosun International Ltd. (October 2015)	4,424	0	*#@
(cost $—)

Overnight Cash Deposit 17.75%	Principal Amount

Wells Fargo Bank NA, 0.03%, maturity 10/01/15	$2,905,572	2,905,572
(cost $2,905,572)

Total Investments 99.24%		16,244,785
(cost $17,568,310)
Other assets and liabilities, net 0.76%		124,063

Net Assets 100.0%		$16,368,848

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2015

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest and/or principal payments. Rate shown represents the last coupon rate prior to default.
@

Security was fair valued at September 30, 2015, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation Bond
PLN	Polish Zloty
RS	Restricted Security (see following)
TRY	Turkish Lira
USD	U.S. Dollar
ZCB	Zero Coupon Bond

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2015.

Principal amounts are in U.S. dollars unless otherwise noted.

U.S. Global Investors Funds, a Delaware statutory trust, consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over the counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost.

Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

The following table summarizes the valuation of each Fund’s securities as of September 30, 2015, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$–	$53,564,652	$–	$53,564,652
Overnight Cash Deposit	–	3,265,493	–	3,265,493
Total	$–	$56,830,145	$–	$56,830,145

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$81,084,432	$–	$81,084,432
Overnight Cash Deposit	–	8,944,549	–	8,944,549
Total	$–	$90,028,981	$–	$90,028,981

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks	$16,344,935	$–	$–	$16,344,935
Rights	–	–	7,658	7,658
Overnight Cash Deposit	–	3,358,444	–	3,358,444
Total	$16,344,935	$3,358,444	$7,658	$19,711,037

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Coal	$–	$448	$–	$448
Electric - Generation	–	–	206,013	206,013
Energy - Alternate Sources	–	–	32,170	32,170
Real Estate Operating/Development	–	–	293,711	293,711
All Other Common Stocks	35,343,014	–	–	35,343,014
Warrants	–	7	–	7
Gold-Linked Notes	–	–	94,325	94,325
Silver-Linked Notes	–	61,480	–	61,480
Corporate Note	–	–	212,500	212,500
Overnight Cash Deposit	–	4,753,099	–	4,753,099
Total	$35,343,014	$4,815,034	$838,719	$40,996,767

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$4,663,000	$1,383,563	$–	$6,046,563
Agricultural Operations	1,243,500	643,182	–	1,886,682
Coal	342	308,907	–	309,249
Diamonds/Precious Stones	108,355	29,487	–	137,842
Diversified Minerals	543,227	32,558	–	575,785
Electric - Generation	–	–	2,873,327	2,873,327
Electric - Integrated	195,100	–	–	195,100
Energy - Alternate Sources	–	–	772,080	772,080
Forestry	–	6,673	–	6,673
Gold Mining	7,932,100	–	351	7,932,451
Medical - Hospitals	–	–	–	–
Metal - Copper	4,838,579	20,919	–	4,859,498
Metal - Diversified	1,737,743	88,336	–	1,826,079
Metal - Iron	4,383	11,615	–	15,998
Mining Services	–	–	308,837	308,837
Natural Resource Technology	–	–	137,351	137,351
Non - Ferrous Metals	69,239	4,500	–	73,739
Oil - Field Services	306,910	406,878	–	713,788
Oil Companies - Exploration & Production	9,425,211	126,543	–	9,551,754
Real Estate Operating/Development	–	–	5,125,624	5,125,624
Steel - Producers	171,800	159,168	–	330,968
All Other Common Stocks	36,220,461	–	–	36,220,461
Master Limited Partnerships	4,122,450	–	–	4,122,450
Warrants:
Diversified Minerals	–	–	–	–
Gold Mining	–	342,067	–	342,067
Metal - Copper	–	–	–	–

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (cont’d)
Metal — Iron	$–	$–	$–	$–
Purchased Call Option	–	444,500	–	444,500
Gold-Linked Notes	–	–	2,192,015	2,192,015
Silver-Linked Notes	–	972,225	–	972,225
Corporate Note	–	–	2,550,000	2,550,000
Overnight Cash Deposit	–	11,069,331	–	11,069,331
Total	$71,582,400	$16,050,452	$13,959,585	$101,592,437

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$354,844	$–	$354,844
Capital Pools	–	5,905	–	5,905
Coal	–	170,862	–	170,862
Diamonds/Precious Stones	1,213,565	322,087	–	1,535,652
Diversified Minerals	665,241	282,719	16,846	964,806
Gold Mining	48,489,914	3,131,485	59,542	51,680,941
Medical - Hospitals	–	–	–	–
Metal - Copper	–	14,911	–	14,911
Metal - Diversified	6,143,434	1,449,626	–	7,593,060
Mining Services	–	448,069	–	448,069
Oil Companies - Exploration & Production	–	–	–	–
Platinum	342,044	–	–	342,044
Precious Metals	4,625,158	1,474,065	–	6,099,223
Silver Mining	1,495,129	96,853	–	1,591,982
Exchange-Traded Funds	1,547,181	–	–	1,547,181
Warrants:
Diversified Minerals	–	–	12,283	12,283
Gold Mining	10,304	665,865	–	676,169
Metal - Copper	–	–	–	–
Metal - Diversified	–	71,900	–	71,900
Precious Metals	–	–	–	–
Silver Mining	–	–	–	–
Special Warrants	–	–	–	–
Rights	63,171	–	–	63,171
Purchased Call Options	–	269,145	–	269,145
Gold-Linked Notes	–	–	1,484,700	1,484,700
Silver-Linked Notes	–	1,276,725	–	1,276,725
Corporate Note	–	–	680,000	680,000
Overnight Cash Deposit	–	3,214,699	–	3,214,699
Total	$64,595,141	$13,249,760	$2,253,371	$80,098,272

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Diamonds/Precious Stones	$505,807	$350,675	$–	$856,482
Gold Mining	35,233,979	6,954,716	–	42,188,695
Medical - Hospitals	–	–	–	–
Metal - Diversified	1,494,672	550,640	–	2,045,312
All Other Common Stocks	3,100,750	–	–	3,100,750

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold and Precious Metals Fund (cont’d)
Exchange-Traded Funds	$1,142,432	$–	$–	$1,142,432
Warrants	–	283,139	–	283,139
Purchased Call Options	–	135,671	–	135,671
Gold-Linked Notes	–	–	750,925	750,925
Silver-Linked Notes	–	670,335	–	670,335
Corporate Notes	–	–	740,766	740,766
Overnight Cash Deposit	–	5,219,956	–	5,219,956
Total	$41,477,640	$14,165,132	$1,491,691	$57,134,463

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$272,564	$148,562	$–	$421,126
Airlines	305,370	1,746,670	–	2,052,040
Automotive/Truck Parts & Equipment - Replacement	271,407	–	–	271,407
Cellular Telecommunication	1,326,590	719,025	–	2,045,615
Chemicals - Fibers	275,869	615,691	–	891,560
Commercial Banks - Non US	1,422,260	6,247,497	–	7,669,757
Computer Services	259,489	498,119	–	757,608
Entertainment Software	276,376	–	–	276,376
Metal - Diversified	937,603	475,232	–	1,412,835
Oil Companies - Exploration & Production	54,340	55,572	–	109,912
Oil Companies - Integrated	1,016,090	5,375,925	–	6,392,015
Oil Refining & Marketing	147,229	2,398,864	–	2,546,093
Retail - Restaurants	133,784	–	–	133,784
Tobacco	56,662	–	–	56,662
All Other Common Stocks	–	18,859,862	–	18,859,862
Exchange-Traded Fund	519,731	–	–	519,731
Warrants	–	25,687	–	25,687
Corporate Note	–	–	88,352	88,352
Overnight Cash Deposit	–	5,005,988	–	5,005,988
Total	$7,275,364	$42,172,694	$88,352	$49,536,410

China Region Fund
Investments in Securities*
Common Stocks:
E-Commerce/Services	$42,900	$–	$–	$42,900
Electronic Components - Miscellaneous	–	305,310	–	305,310
Electronic Components - Semiconductors	100,008	122,638	–	222,646
Energy - Alternate Sources	61,494	61,667	–	123,161
Entertainment Software	78,078	–	–	78,078
Internet Content — Entertainment	43,632	122,192	–	165,824
Investment Management/Advisory Services	176,175	–	–	176,175
Non - Ferrous Metals	3,725	4,500	–	8,225
Oil Companies - Integrated	74,443	–	–	74,443
Schools	84,348	–	–	84,348

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund (cont’d)
Semiconductor Components - Integrated Circuits	$145,250	$–	$–	$145,250
All Other Common Stocks	–	11,597,172	–	11,597,172
Exchange-Traded Funds	315,681	–	–	315,681
Rights	–	–	–	–
Overnight Cash Deposit	–	2,905,572	–	2,905,572
Total	$1,125,734	$15,119,051	$–	$16,244,785

* Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period December 31, 2014, through September 30, 2015:

Fund	Transfers From Level 1 to Level 2*	Transfers From Level 2 to Level 1*
Holmes Macro Trends	$448(1)	$-
Global Resources	227,194(1)(3)	-
World Precious Minerals	1,187,212(1)	346,258(2)
	1,347,038(3)	262,271(4)
Emerging Europe	-	333,038(5)
China Region	4,500(1)	-

*     The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1)   Securities were valued at the mean between bid and ask quotations at the end of the current period, but at a quoted price at the end of the prior fiscal year.

(2)   Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

(3)  Securities were valued using a foreign fair value adjustment factor at the end of the current period, but at a quoted price at the end of the prior fiscal year.

(4)  Transfer resulted from a regulatory hold or an expiration of a regulatory hold.

(5)  Securities were valued using a quoted price at the end of the period, but using a foreign fair value adjustment factor at the end of the prior fiscal year.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period December 31, 2014 through September 30, 2015:

	Rights	Total

All American Equity Fund
Beginning Balance 12/31/14	$-	$-
Purchases	7,658	7,658
Ending Balance 09/30/15	$7,658	$7,658

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/15(1)

$-	$-

	Common Stocks	Gold-Linked Notes	Corporate Notes	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/14	$1,380,287	$-	$237,500	$1,617,787
Sales	(439,838)	-	-	(439,838)
Total realized gain (loss)	(460,162)	-	-	(460,162)
Net change in unrealized appreciation
(depreciation)	51,607	-	-	51,607
Paydowns/Maturities	-	-	(25,000)	(25,000)
Transfers into Level 3*	-	94,325	-	94,325
Ending Balance 09/30/15	$531,894	$94,325	$212,500	$838,719

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/15(1)

	$(204,490)	$-	$-	$(204,490)

	Common Stocks	Gold-Linked Notes	Corporate Notes	Total
Global Resources Fund
Beginning Balance 12/31/14	$16,029,746	$-	$2,850,000	$18,879,746
Sales	(2,394,590)	-	-	(2,394,590)
Total realized gain (loss)	(2,504,762)	-	-	(2,504,762)
Net change in unrealized appreciation
(depreciation)	(1,912,824)	-	-	(1,912,824)
Paydowns/Maturities	-	-	(300,000)	(300,000)
Transfers into Level 3*	-	2,192,015	-	2,192,015
Ending Balance 09/30/15	$9,217,570	$2,192,015	$2,550,000	$13,959,585

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/15(1)

	$(3,306,602)	$-	$-	$(3,306,602)

	Common Stocks	Warrants	Special Warrants	Gold-Linked Notes	Corporate Notes	Total
World Precious Minerals Fund
Beginning Balance 12/31/14	$1,418,548	$-	$-	$-	$760,000	$2,178,548
Sales	(24,830)	-	-	-	-	(24,830)
Total realized gain (loss)	(353,342)	-	-	-	-	(353,342)
Net change in unrealized appreciation
(depreciation)	(980,834)	-	-	-	-	(980,834)
Paydowns/Maturities	-	-	-	-	(80,000)	(80,000)
Transfers into Level 3*	16,846	12,283	-	1,484,700	-	1,513,829
Ending Balance 09/30/15	$76,388	$12,283	$-	$1,484,700	$680,000	$2,253,371

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/15(1)

	$(1,143,823)	$-	$-	$-	$-	$(1,143,823)

	Common Stocks	Warrants	Gold-Linked Notes	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/14	$-	$-	$-	$770,766	$770,766
Paydowns/Maturities	-	-	-	(30,000)	(30,000)
Transfers into Level 3*	-	-	750,925	-	750,925
Ending Balance 09/30/15	$-	$-	$750,925	$740,766	$1,491,691

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/15(1)

	$-	$-	$-	$-	$-

	Corporate Notes	Total
Emerging Europe Fund
Beginning Balance 12/31/14	$-	$-
Transfers into Level 3*	88,352	88,352
Ending Balance 09/30/15	$88,352	$88,352

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/15(1)

$-	$-

*The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at September 30, 2015.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at September 30, 2015 are as follows:

	Fair Value at	Valuation	Unobservable
	09/30/15	Technique(s)	Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities
Rights	$7,658	Market Transaction (1)	Discount	0%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	32,170	Market Transaction (1)	Discount	68% - 100% discount (69% discount)
Common Stocks	499,724	Method of Comparables Pricing (2)	Multiples	1.9 - 35.6 (7.8)
Gold-Linked Notes	94,325	Market Transaction (1)	Discount	61% - 76% discount (75% discount)
Corporate Note	212,500	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	1,218,619	Market Transaction (1)	Discount	0% - 100% discount (66% discount)
Common Stocks	7,998,951	Method of Comparables Pricing (2)	Multiples	1.9 - 35.6 (7.7)
Gold-Linked Notes	2,192,015	Market Transaction (1)	Discount	61% - 76% discount (75% discount)
Corporate Note	2,550,000	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	76,388	Market Transaction (1)	Discount	0% - 100% discount (95% discount)
Warrants	12,283	Market Transaction (1)	Discount	0% - 100% discount (89% discount)
Special Warrants	-	Market Transaction (1)	Discount	100%
Gold-Linked Notes	1,484,700	Market Transaction (1)	Discount	60% - 76% discount (75% discount)
Corporate Note	680,000	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Warrants	-	Market Transaction (1)	Discount	100%
Gold-Linked Notes	750,925	Market Transaction (1)	Discount	61% - 76% discount (75% discount)
Corporate Notes	740,766	Market Transaction (1)	Discount	0%

Emerging Europe Fund
Investments in Securities
Corporate Note	88,352	Market Transaction (1)	Discount	93%

(1) Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2) The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2015.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2014	Additions	Reductions	September 30, 2015
Agriterra Ltd.	69,849,776	–	–	69,849,776
Atlas Development & Support Services Ltd.	67,534,983	–	(20,741,900)	46,793,083
Pacific Coal Resources Ltd.	4,362,314	–	–	4,362,314
Pacific Green Energy Corp.	2,400,000	–	–	2,400,000
Pacific Stone Tech, Inc.	22,659	–	(22,659)	–	(a)
Sunridge Gold Corp.	10,933,788	–	–	10,933,788
Sunridge Gold Corp., Warrants	6,333,788	–	–	6,333,788

At September 30, 2015, the value of investments in affiliated companies was $3,500,195, representing 3.43% of net assets, and the total cost was $40,912,682. Net realized losses on transactions were $3,624,381, and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2014	Additions	Reductions	September 30, 2015
Argent Minerals Ltd.	7,100,000	10,000,000	–	17,100,000
Barsele Minerals Corp.	–	9,411,500	–	9,411,500
Barsele Minerals Corp., Warrants	–	1,850,000	–	1,850,000
Candente Gold Corp.	5,640,000	–	(765,000)	4,875,000
Canyon Resources Ltd.	10,006,593	–	–	10,006,593
Canyon Resources Ltd., Warrants	6,168,864	–	–	6,168,864
Cardinal Resources Ltd.	3,000,000	6,000,000	–	9,000,000
Cardinal Resources Ltd., Rights	1,500,000	–	–	1,500,000
CB Gold, Inc.	8,562,858	–	(8,562,858)	–	(a)
Gran Colombia Gold Corp.	1,224,762	287	(856,576)	368,473	(a)
Gran Colombia Gold Corp., Warrants	154,700	–	–	154,700	(a)
Gran Colombia Gold Corp. , Gold-Linked Notes	6,060,000	–	–	6,060,000	(a)
Gran Colombia Gold Corp., Silver-Linked Notes	8,805,000	–	–	8,805,000	(a)
Mammoth Resources Corp.	3,641,800	2,000,000	(2,823,800)	2,818,000
Mineral Mountain Resources Ltd.	11,000,000	–	(1,000,000)	10,000,000
Mineral Mountain Resources Ltd., Warrants	3,500,000	–	–	3,500,000
Orex Minerals, Inc.	8,614,500	797,000	–	9,411,500
Orex Minerals, Inc., Warrants	1,850,000	–	–	1,850,000
Skeena Resources Ltd.	10,088,000	–	(5,088,000)	5,000,000	(a)
Skeena Resources Ltd., Warrants	10,000,000	–	–	10,000,000	(a)
Source Exploration Corp.	–	5,000,000	(25,000)	4,975,000
Source Exploration Corp., Warrants	–	2,500,000	–	2,500,000
TriStar Gold, Inc.	8,100,000	8,000,000	(203,000)	15,897,000
Zandor Capital, S.A., Corporate Note (b)	–	600,000	(600,000)	–	(a)

At September 30, 2015, the value of investments in affiliated companies was $6,305,035, representing 7.89% of net assets, and the total cost was $9,355,823. Net realized losses on transactions were $2,417,498, and interest income of $89,511 was earned for the period.

(a)   At September 30, 2015, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b)   Zandor Capital, S.A. is a subsidiary of Gran Colombia Gold Corp.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of September 30, 2015, the total cost of restricted securities was $762,500, and the total value was $744,394, representing 1.80% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
I-Pulse, Inc.	10/04/07	$1.88
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of September 30, 2015, the total cost of restricted securities was $12,749,324, and the total value was $11,458,382, representing 11.22% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Algold Resources Ltd., Warrants (December 2016)	06/09/15	$0.00
Bonterra Resources, Inc., Warrants (July 2018)	07/30/15	$0.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pinecrest Resources Ltd.	12/18/14	$0.16
Taurus Gold Ltd.	05/31/11-05/29/13	$1.17
Western Exploration & Development Ltd., 144A, Special Warrants	08/04/97	$0.50

As of September 30, 2015, the total cost of restricted securities was $3,855,505, and the total value was $731,876, representing 0.92% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Pacific Coal Resources Ltd., Corporate Note (June 2015)	12/15/14	$100.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of September 30, 2015, the total cost of restricted securities was $740,766, and the total value was $740,766, representing 1.30% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2015, there were no securities held in escrow by the custodian as cover for call options written.

There were no transactions in written call options during the period ended September 30, 2015.

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts as of September 30, 2015, were as follows:

Fund Contract	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
Global Resources	CAD	15,000,000	USD	11,212,857	11/2/2015	$ 11,187,366	$ (25,491)

World Precious Minerals	CAD	37,800,000	USD	28,255,268	10/26/2015-11/2/2015	28,189,688	(65,580)

Gold and Precious Metals	CAD	24,200,000	USD	18,088,304	10/26/2015-11/2/2015	18,045,080	(43,224)

Emerging Europe	EUR	1,800,000	USD	2,016,882	10/2/2015	2,022,434	5,552
	PLN	11,350,000	USD	3,000,978	10/2/2015	3,015,232	14,254
	TRY	24,000,000	USD	7,797,018	10/13/2015	7,689,997	(107,021)

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2015:

Location	Global Resources Fund	World Precious Minerals Fund	Gold and Precious Metals Fund
Asset derivatives
Investments, at value
Purchased options	$444,500	$269,145	$135,671
Total	$444,500	$269,145	$135,671

Tax Information

The following table presents the income tax basis of the securities owned as of September 30, 2015, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond	$56,601,328	$258,503	$(29,686)	$228,817
Near-Term Tax Free	88,847,070	1,368,231	(186,320)	1,181,911
All American Equity	20,066,825	546,538	(902,326)	(355,788)
Holmes Macro Trends	40,008,260	3,022,398	(2,033,891)	988,507
Global Resources	196,693,816	5,134,605	(100,235,984)	(95,101,379)
World Precious Minerals	187,614,454	7,462,653	(114,978,835)	(107,516,182)
Gold and Precious Metals	80,932,176	6,451,238	(30,248,951)	(23,797,713)
Emerging Europe	58,248,901	1,074,475	(9,786,966)	(8,712,491)
China Region	17,568,310	414,363	(1,737,888)	(1,323,525)

ITEM 2. CONTROLS AND PROCEDURES

1.              The registrant’s president and treasurer have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.              There was no change in the registrant’s internal control over financial reporting that occurred in the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

	Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:	November 24, 2015

By:	/s/ Lisa C. Callicotte
Lisa C. Callicotte
Treasurer

Date:	November 24, 2015